Cash and Cash Equivalents and Restricted Cash (Tables)	12 Months Ended
Dec. 31, 2025
Cash and Cash Equivalents and Restricted Cash [Abstract]
Schedule of Cash and Cash Equivalents and Restricted Cash

Cash and cash equivalents and restricted cash maintained at banks consist of the following:

	As of December 31,
	2024	2025
	RMB	RMB
RMB denominated bank deposits with:
Financial Institutions in the PRC	22,355	27,315
HKD denominated bank deposits with:
Financial Institutions in Hong Kong	319	471
U.S. dollar denominated bank deposits with:
Financial Institutions in Hong Kong	46,128	3,286
Financial Institutions in the PRC	20,682	1,587
Total	89,484	32,659